Shareholder Fees - Patient Opportunity Trust	Apr. 30, 2026
Patient Opportunity Trust, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Patient Opportunity Trust, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
Patient Opportunity Trust, Class FI
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Patient Opportunity Trust, Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Patient Opportunity Trust, Class IS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Patient Opportunity Trust, Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%

[1]	There is no front-end sales charge on purchases of $1 million or more. There is a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem Class A shares within 18 months of purchases of $1 million or more. This CDSC is waived for certain investors as defined in the “More about Contingent Deferred Sales Charges” section on page 36.
[2]	A CDSC of 1.00% will be charged if you redeem within one year of purchasing Class C shares. This charge is waived for certain investors as defined in the “More about Contingent Deferred Sales Charges” section on page 36.